Offsets	Oct. 14, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Inventiva S.A.
Form or Filing Type	F-3
File Number	333-258369
Initial Filing Date	Aug. 02, 2021
Fee Offset Claimed	$ 28,185.53
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Security Title Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 258,345,874.50
Termination / Withdrawal Statement	The Registrant previously paid a filing fee of $28,185.53 in connection with the registration of $258,345,874.50 of unallocated universal shelf securities that have been previously registered under the Registrant's registration statement on Form S-3 (File No. 333-258369) filed on August 2, 2021, or the Prior Registration Statement, and remain unsold. Pursuant to Rule 457(p), the filing fee of $28,185.53 in connection with such $258,345,874.50 of unsold unallocated universal shelf securities may be offset against the total filing fee due for this registration statement. Pursuant to Rule 457(p), the offering of such $258,345,874.50 of unsold unallocated universal shelf securities under the Prior Registration Statement will be deemed terminated as of the time of the filing of this registration statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Inventiva S.A.
Form or Filing Type	F-3
File Number	333-258369
Filing Date	Aug. 02, 2021
Fee Paid with Fee Offset Source	$ 28,185.53